CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	€ 463,624	€ 1,128,846
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(29,250)
Derivative financial assets	10,242
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	114,317	788,274
U.S. Dollar | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(33,758)
Derivative financial assets	2,637
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	110,032	106,056
Pound Sterling | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	510	3,668
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	18,095	19,917
Chinese Yuan | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(97)	(125)
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	43,552	47,923
Swiss Franc | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(476)
Derivative financial assets	1,999
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	81,890	91,854
Japanese Yen | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4,402	2,835
Other
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	95,738	74,822
Other | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(1,394)
Derivative financial assets	791
Due within one year
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	463,624	1,128,846
Due within one year | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(29,250)
Derivative financial assets	10,242
Due within one year | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	114,317	788,274
Due within one year | U.S. Dollar | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(33,758)
Derivative financial assets	2,637
Due within one year | Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	110,032	106,056
Due within one year | Pound Sterling | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	510	3,668
Due within one year | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	18,095	19,917
Due within one year | Chinese Yuan | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(97)	(125)
Due within one year | Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	43,552	47,923
Due within one year | Swiss Franc | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(476)
Derivative financial assets	1,999
Due within one year | Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	81,890	91,854
Due within one year | Japanese Yen | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	4,402	2,835
Due within one year | Other
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	95,738	74,822
Due within one year | Other | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		€ (1,394)
Derivative financial assets	€ 791